SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions
	2023	2022	2021

Expected stock price volatility	48% – 54.8%	48.4% – 54.48%	45.6% – 52%
Expected option life (in years)	4.6	1-5	3.5-5
Risk free interest rate	3.71% – 4.54%	0.63% – 4.04%	0.1% – 0.64%
Dividend yield	0%	0%	0%

Schedule of Stock Option Activity
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	675,000	$7.17	720,000	$6.8	621,460	$7.26
Granted	190,000	6.63	170,000	6.56	220,000	6.45
Forfeited	(196,614)	6.52	(178,150)	5.63	(121,460)	8.9
Exercised	*(43,386)	5.68	(36,850)	5.25	-	-

Outstanding at the end of the year	625,000	7.31	675,000	7.17	720,000	6.8

Exercisable at the end of the year	373,438	7.91	412,813	$7.54	379,375	$7.44